COST OF SALES	12 Months Ended
Dec. 31, 2020
COST OF SALES
COST OF SALES

13.         COST OF SALES

Total cost of sales were:

	For the year ended
	December 31,	December 31,
	2020	2019
Production costs	$255,462	$225,489
Depreciation and depletion	115,336	81,561
Royalties and selling costs	20,470	19,085
Change in inventories	3,474	1,520
Site share-based compensation	1,550	3,072
Loss (gain) on disposal of plant and equipment	12	(45)
Write-down of inventories	—	2,475
	$396,304	$333,157

On November 2, 2018, Miami Metals I, Inc. (formerly known as, Republic Metals Refining Corporation) (“RMC”), a refinery used by the Company announced it had filed for chapter 11 bankruptcy protection. A settlement agreement was reached during 2019 among the Company, RMC and its affiliated debtors and debtors in possession and RMC’s senior lenders. The settlement was approved by the United States Bankruptcy Court for the Southern District of New York on October 31, 2019. The finished goods inventory held by RMC was written down by $2,475 to reflect the cash settlement value received in 2019.

Production costs by nature of expense were:

	For the year ended
	December 31,	December 31,
	2020	2019

Consultants and contractors	$102,413	$95,466
Salaries and benefits	75,402	60,191
Supplies and consumables	38,113	34,636
Energy	14,290	12,902
Travel and camp accommodation	13,597	8,327
Freight	4,305	5,511
Camp administrative costs	4,085	5,404
Insurance	1,883	1,620
Rentals	1,374	1,432
	$255,462	$225,489